Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2022
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.
Christopher Lee (Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.
Christopher Lee is Portfolio Manager of Fidelity® Stock Selector All Cap Fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.
FSS-PSTK-0223-124 1.776228.124	February 7, 2023
Supplement to the
Fidelity® Stock Selector All Cap Fund
Class K
November 29, 2022
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.
Christopher Lee (Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.
Christopher Lee is Portfolio Manager of Fidelity® Stock Selector All Cap Fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.
FSS-K-PSTK-0223-118 1.900390.118	February 7, 2023
Supplement to the
Fidelity® Stock Selector All Cap Fund
Class A, Class M, Class C, Class I, and Class Z
November 29, 2022
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.
Christopher Lee (Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.
Christopher Lee is Portfolio Manager of Fidelity® Stock Selector All Cap Fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.
AFSS-PSTK-0223-120 1.957632.120	February 7, 2023